Schedule H - Line 4(i) - Schedule of Assets 2 (Details) - EBP 94-2156203 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: NotesReceivableFromPlanParticipantsMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 628,711
Investment, Identifier [Axis]: NotesReceivableFromPlanParticipantsMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: NotesReceivableFromPlanParticipantsMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.75%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 30, 2030
Investment, Identifier [Axis]: VanguardCashReservesFederalMoneyMarketFundAdmiralShares
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 3,538,797
Investment, Identifier [Axis]: VanguardExplorerFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 288,160
Investment, Identifier [Axis]: VanguardExtendedMarketIndexFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 1,773,859
Investment, Identifier [Axis]: VanguardInstlIndexFundInstitutionalSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 13,535,483
Investment, Identifier [Axis]: VanguardShortTermBondIndexFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 536,756
Investment, Identifier [Axis]: VanguardTargetRetirement2020FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 691,680
Investment, Identifier [Axis]: VanguardTargetRetirement2025FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 4,789,261
Investment, Identifier [Axis]: VanguardTargetRetirement2030FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 2,439,479
Investment, Identifier [Axis]: VanguardTargetRetirement2035FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 2,997,614
Investment, Identifier [Axis]: VanguardTargetRetirement2040FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 653,957
Investment, Identifier [Axis]: VanguardTargetRetirement2045FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 2,005,409
Investment, Identifier [Axis]: VanguardTargetRetirement2050FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 891,875
Investment, Identifier [Axis]: VanguardTargetRetirement2055FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 589,797
Investment, Identifier [Axis]: VanguardTargetRetirement2060FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 895,565
Investment, Identifier [Axis]: VanguardTargetRetirement2065FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 233,630
Investment, Identifier [Axis]: VanguardTargetRetirement2070FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 28,013
Investment, Identifier [Axis]: VanguardTargetRetirementIncomeFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 3,940,742
Investment, Identifier [Axis]: VanguardTotalBondMarketIndexFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 2,244,779
Investment, Identifier [Axis]: VanguardTotalInternationalStockIndexFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 1,547,474
Investment, Identifier [Axis]: VanguardUSGrowthFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 6,976,822
Investment, Identifier [Axis]: VanguardWindsorIIFundAdmiralSharesMember
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group, Inc [Member]
The Vanguard Group, Inc.	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 1,692,984
Investment, Identifier [Axis]: WestamericaCommonStockFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Westamerica Bancorporation [Member]
The Vanguard Group, Inc.	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Assets, current value	$ 13,535,278